Financial Instruments at Fair Value Through Profit or Loss - Summary of Financial Instruments at Fair Value through Profit or Loss (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Financial assets-current
Financial assets-current, Mandatorily measured at FVTPL	$ 3		$ 10
Financial assets-noncurrent
Non-derivatives	909		677
Financial liabilities-current
Financial liabilities held for trading, Derivatives (not designated for hedge), Forward exchange contracts	6	$ 0	0
Forward exchange contracts [Member]
Financial assets-current
Derivatives (not designated for hedge)	0		2
Listed stocks domestic [Member]
Financial assets-current
Non-derivatives	3		8
Non listed stocks domestic [Member]
Financial assets-noncurrent
Non-derivatives	648		441
Non listed stocks foreign [Member]
Financial assets-noncurrent
Non-derivatives	237		236
Limited partnership - domestic [Member]
Financial assets-noncurrent
Non-derivatives	$ 24		$ 0